SCHEDULE OF OTHER EXPENSES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Expenses By Nature
Unrealized (gain) loss on marketable securities (Note 3)		$ (2)	$ 236	$ 696	$ (1,244)
Unrealized loss (gain) on purchase warrants (Note 3)		14	40	120	(163)
Loss on disposal of assets					188
Unrealized foreign exchange loss (gain)	[1]	(53)	634	219	1,507
Realized foreign exchange loss (gain)		22	(2)	(134)	8
Provision for litigation (Note 12)		22,277		22,277
Interest income		(1)	(10)	(5)	(41)
Shares issued at a discount to settle payables			122		196
Management fee income (Note 6)		(45)	(39)	(112)	(58)
Other		71	(47)	60	(26)
Other expenses		$ 22,283	$ 934	$ 23,121	$ 367

[1]	Refer to Note 18 of the Q1 2021 Condensed Consolidated Financial Statements. The 2020 quarterly information was revised for the reclassification of foreign exchange differences on provisionally priced sales. The revisions for the three and nine months ended September 30, 2020 are an increase to Other expense of $190 and a decrease to Other expense of $1,068, respectively.